Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2015
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Long-term debt: The carrying amount of the floating rate loan approximates its fair value.
Term Loan B: The fair value of the Company's debt is estimated based on quoted broker prices.

The fair value hierarchy is explained as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2015 or December 31, 2014.

	June 30, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$34,425	$34,425	$30,877	$30,877
Term Loan B, net of unamortized discount	$202,965	$203,848	$—	$—
Other long-term debt, net of deferred finance costs	$—	$—	$124,087	$124,087
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2015 or December 31, 2014.

Fair Value Measurements at June 30, 2015 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$34,425	$34,425	$—	$—
Term Loan B, net of unamortized discount	$203,848	$—	$203,848	$—

Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$30,877	$30,877	$—	$—
Other long-term debt, net of deferred finance costs	$124,087	$—	$124,087	$—